Summary of Significant Accounting Policies (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Impairment losses	$ 0	$ 0	$ 0
Stock Options and Warrants [Member]
Property, Plant and Equipment [Line Items]
Antidilutive securities shares	13,788,724	10,405,916
Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	20 years	20 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	10 years	10 years
Website [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment asset useful life	3 years	3 years